Credit Facility (Details) (USD $)						1 Months Ended	12 Months Ended			12 Months Ended													3 Months Ended			3 Months Ended
	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2012 Loans Payable [Member]	Apr. 04, 2012 Revolving Credit Facility [Member]	Mar. 31, 2009 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2009 RBS [Member] Revolving Credit Facility [Member]	Mar. 01, 2007 RBS [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Wells Fargo [Member] Revolving Credit Facility [Member]	Oct. 29, 2010 Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Wells Fargo [Member] Letter of Credit [Member]	Apr. 04, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member]	Dec. 31, 2009 LIBOR Rate [Member] RBS [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Apr. 04, 2012 Prime Rate [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Federal Funds Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Apr. 04, 2012 Federal Funds Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Minimum [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Minimum [Member] LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Minimum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Maximum [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Maximum [Member] LIBOR Rate [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 Maximum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Wells Fargo [Member] Revolving Credit Facility [Member]	Mar. 01, 2007 Term Loan under RBS Agreement [Member] Term Notes [Member]	Oct. 29, 2010 Term Loan under Wells Fargo Agreement [Member] Term Notes [Member]
Line of Credit Facility [Line Items]
Amount outstanding		$ 64,000,000	$ 76,000,000	$ 60,000,000
Maximum Borrowing Capacity					10,000,000				10,000,000			70,000,000	10,000,000
Letters of Credit Outstanding					250,000							286,000
Basis Spread on Variable Rate															1.75%	4.50%	1.00%	1.75%	2.50%	0.75%	0.50%	0.50%		1.00%	0.00%		1.25%	0.25%
Commitment Fee Percentage of Unused Capacity																							0.15%			0.20%
Amount Outstanding Under Senior Secured Revolving Credit Facility	52,000,000	0								0		52,000,000		250,000
LIBOR At End of Period																	0.23%	0.58%	0.33%
Unused portion										9,750,000	10,000,000	17,714,000
Minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility)																										4.00
Maximum ratio of consolidated total debt to consolidated adjusted EBITDA																							2.25
Term loan amount																													120,000,000	77,500,000
Required equity contribution						10,000,000
Repayments						5,000,000
Commitment fee percentage								0.50%		0.38%	0.50%
Commitment fee amount							$ 29,000	$ 3,000		$ 45,000	$ 9,000